CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 5,991		$ 5,267
Restricted cash	658		1,330
Accounts receivable, net	3,586		5,089
Prepayments and other current assets	748		547
Contract assets	441		899
Inventories	586		401
Total current assets	12,010		13,533
Property, plant and equipment, net	700		754
Interests in affiliate	7,720		7,583
Goodwill	1,071		1,071
Deferred tax assets	87		124
Operating right-of-use assets	406		0
Long term investment	148		0
Restricted cash	71		0
Total non-current assets	10,203		9,532
Total assets	22,213		23,065
Current liabilities:
Bank borrowings	565		0
Accounts payable	3,914		4,900
Contract liabilities	869		1,370
Other payables and accrued expenses	1,142		1,250
Current portion of operating lease obligations	170		0
Total current liabilities	6,660		7,520
Non-current liabilities:
Operating lease obligations, net of current maturities	216		0
Total non-current liabilities	216		0
Total liabilities	6,876		7,520
Commitments and contingencies
Shareholders' equity:
Ordinary share, 20,000,000 (2018: 20,000,000) shares authorized; 3,260,559 (2018: 2,229,609) no par value shares issued	123		123
Additional paid-in capital	9,561		9,551
Treasury stock, 167,700 shares at cost as of December 31, 2019 and 2018, respectively	(786)		(786)
PRC statutory reserves	316		316
Accumulated other comprehensive income	899		893
Retained earnings	4,346		4,492
Total shareholders' equity attributable to entity	14,459		14,589
Non-controlling interest	878		956
Total shareholders' equity	15,337		15,545
Total liabilities and shareholders' equity	$ 22,213		$ 23,065
ZHEJIANG TIANLAN
Current assets:
Cash and cash equivalents | ¥		¥ 11,614		¥ 25,184
Accounts receivable, net | ¥		138,778		153,585
Prepayments and other current assets | ¥		52,859		28,978
Contract assets | ¥		80,961		100,994
Inventories | ¥		5,755		11,963
Short-term investments | ¥		800		0
Total current assets | ¥		290,767		320,704
Property, plant and equipment, net | ¥		87,781		92,778
Intangible asset, net | ¥		927		1,079
Land use right, net | ¥		5,291		5,440
Deferred tax assets | ¥		13,970		14,238
Other non-current asset | ¥		0		17,512
Long term investment | ¥		1,492		1,880
Total non-current assets | ¥		109,461		132,927
Total assets | ¥		400,228		453,631
Current liabilities:
Bank borrowings | ¥		26,841		45,000
Accounts payable | ¥		89,372		106,644
Contract liabilities | ¥		55,898		41,046
Other payables and accrued expenses | ¥		7,583		16,378
Other taxes payable | ¥		9,531		11,108
Current portion of finance lease obligations | ¥		25,785		32,275
Total current liabilities | ¥		215,010		252,451
Non-current liabilities:
Finance lease obligations, net of current maturities | ¥		0		23,178
Deferred government grant | ¥		2,349		0
Total non-current liabilities | ¥		2,349		23,178
Total liabilities | ¥		217,359		275,629
Commitments and contingencies | ¥
Shareholders' equity:
Share capital 82,572,000 (2018: 82,572,000) no par value shares authorised, issued and outstanding | ¥		82,572		82,572
Capital reserve | ¥		35,510		35,566
PRC statutory reserves | ¥		14,421		13,903
Retained earnings | ¥		46,423		42,099
Total shareholders' equity attributable to entity | ¥		178,926		174,140
Non-controlling interest | ¥		3,943		3,862
Total shareholders' equity | ¥		182,869		178,002
Total liabilities and shareholders' equity | ¥		¥ 400,228		¥ 453,631